8. Promissory Note - Related Party (Details Narrative) - Promissory Note [Member] - USD ($)	1 Months Ended
	Jan. 31, 2020	Dec. 31, 2019	Mar. 15, 2019
Debt face amount			$ 50,000
Stated interest rate			6.00%
Promissory note balance		$ 50,000
Accrued interest		$ 1,750
Repayment of note payable	$ 50,000
Repayment of Interest	$ 1,831